Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Net Asset Value per Unit

Financial highlights for each class of Units for the years ended December 31, 2015, 2014 and 2013 were as follows:

LV

	Class A	Class B	Class C	Class D		Class Z
Per Unit operating performance:
Net asset value per Unit, January 1, 2015:	$963.16	$999.57	$1,037.34	$—		$1,117.16

Net operating results:
Net investment loss	(32.06)	(28.43)	(24.45)	—		(15.45)
Net realized/unrealized gain (loss)	(18.42)	(19.19)	(20.00)	—		(21.63)

Net income (loss)	(50.48)	(47.62)	(44.45)	—		(37.08)

Net asset value per Unit, December 31, 2015:	$912.68	$951.95	$992.89	$—		$1,080.08

Ratios to average net assets:
Net investment loss (1)	(3.4)%	(2.9)%	(2.4)%	—		(1.4)%
Partnership expenses (1)	3.4%	2.9%	2.4%	—		1.4%
Total return:	(5.2)%	(4.8)%	(4.3)%	—		(3.3)%
Per Unit operating performance:
Net asset value per Unit, January 1, 2014:	$900.45	$929.85	$960.20	$—		$1,023.87

Net operating results:
Net investment loss	(30.68)	(27.08)	(23.21)	—		(14.36)
Net realized/unrealized gain (loss)	93.39	96.80	100.35	—		107.65

Net income (loss)	62.71	69.72	77.14	—		93.29

Net asset value per Unit, December 31, 2014:	$963.16	$999.57	$1,037.34	$—		$1,117.16

Ratios to average net assets:
Net investment loss (1)	(3.4)%	(2.9)%	(2.4)%	—		(1.4)%
Partnership expenses (1)	3.4%	2.9%	2.4%	—		1.4%
Total return:	7.0%	7.5%	8.0%	—		9.1%
Per Unit operating performance:
Net asset value per Unit, January 1, 2013:	$893.04	$917.60	$942.83	$956.28		$995.36

Net operating results:
Net investment loss	(30.44)	(26.73)	(22.83)	(3.46)		(14.08)
Net realized/unrealized gain (loss)	37.85	38.98	40.20	8.50		42.59

Net income (loss)	7.41	12.25	17.37	5.04		28.51

Net asset value per Unit, December 31, 2013:	$900.45	$929.85	$960.20	$961.32		$1,023.87

Ratios to average net assets:
Net investment loss (1)	(3.4)%	(2.9)%	(2.4)%	(2.2	)%(2)	(1.4)%
Partnership expenses (1)	3.4%	2.9%	2.4%	2.2	%(2)	1.4%
Total return:	0.8%	1.3%	1.8%	0.5	%(2)	2.9%

(1)	Does not include investment income and the expenses of the Trading Companies in which LV invests.
(2)	Annualized as there were no Class D offerings as of March 1, 2013.

Meritage Futures Fund LP [Member]
Changes in Net Asset Value per Unit

Financial highlights for each class of Units for the years ended December 31, 2015, 2014 and 2013 were as follows:

Meritage

	Class A	Class B	Class C	Class Z
Per Unit operating performance:
Net asset value per Unit, January 1, 2015:	$966.09	$1,002.61	$1,040.49	$1,120.55

Net operating results:
Net investment loss	(31.81)	(28.25)	(24.25)	(15.31)
Net realized/unrealized gain (loss)	(29.33)	(30.47)	(31.75)	(34.28)

Net income (loss)	(61.14)	(58.72)	(56.00)	(49.59)

Net asset value per Unit, December 31, 2015:	$904.95	$943.89	$984.49	$1,070.96

Ratios to average net assets:
Net investment loss (1)	(3.5)%	(3.0)%	(2.4)%	(1.4)%
Partnership expenses (1)	3.5%	3.0%	2.4%	1.4%
Total return:	(6.3)%	(5.9)%	(5.4)%	(4.4)%
Per Unit operating performance:
Net asset value per Unit, January 1, 2014:	$901.98	$931.43	$961.83	$1,025.61

Net operating results:
Net investment loss	(30.82)	(27.23)	(23.31)	(14.50)
Net realized/unrealized gain (loss)	94.93	98.41	101.97	109.44

Net income (loss)	64.11	71.18	78.66	94.94

Net asset value per Unit, December 31, 2014:	$966.09	$1,002.61	$1,040.49	$1,120.55

Ratios to average net assets:
Net investment loss (1)	(3.4)%	(2.9)%	(2.4)%	(1.4)%
Partnership expenses (1)	3.4%	2.9%	2.4%	1.4%
Total return:	7.1%	7.6%	8.2%	9.3%
Per Unit operating performance:
Net asset value per Unit, January 1, 2013:	$912.87	$937.97	$963.75	$1,017.43

Net operating results:
Net investment loss	(30.98)	(27.21)	(23.22)	(14.36)
Net realized/unrealized gain (loss)	20.09	20.67	21.30	22.54

Net income (loss)	(10.89)	(6.54)	(1.92)	8.18

Net asset value per Unit, December 31, 2013:	$901.98	$931.43	$961.83	$1,025.61

Ratios to average net assets:
Net investment loss (1)	(3.4)%	(2.9)%	(2.4)%	(1.4)%
Partnership expenses (1)	3.4%	2.9%	2.4%	1.4%
Total return:	(1.2)%	(0.7)%	(0.2)%	0.8%

(1)	Does not include investment income and the expenses of the Trading Companies in which Meritage invests.

The below ratios and total return may vary for individual investors based on the timing of capital transactions during the period.

Ratios to average net assets for trading companies as of December 31, 2015:

	LV	Meritage
Interest income	0.0 (1)	0.0 (1)
Trading Company administrative fees	(0.4)%	(0.4)%
Management fees	(1.4)%	(1.5)%
Incentive fees	(0.8)%	(0.9)%

(1)	Due to rounding.